RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Zhichao Yang	Chief Executive Officer of the company
Changbin Xia	Shareholder of the Company
Hanwu Yang	Director of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Sen Jin	Legal representative of Vande